MERGER WITH BRUSHY RESOURCES, INC. AND RELATED TRANSACTIONS (Details) $ / shares in Units, $ in Thousands	1 Months Ended
Jun. 23, 2016 USD ($) $ / shares shares
Current Liabilities
Accounts payable and accrued expenses	$ 6,200
Brushy Resources, Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares of Lilis common stock issued to Brushy shareholders | shares	5,785,119
Lilis common stock closing price on June 23, 2016 | $ / shares	$ 1.20
Fair value of common stock issued	$ 6,942
Cash consideration paid to SOS	500
SOS note	1,000
Fair value of SOS warrant	170
Warrant liability - repricing derivative	164
Advance to Brushy pre-merger	2,508
Total purchase price	11,284
Current Liabilities
Accounts payable and accrued expenses	5,447
Term loan - Independent Bank	11,379
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	16,826
Long-term debt	19
Asset retirement obligations	777
Amount attributable to liabilities assumed	17,622
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	28,906
Current Assets:
Cash	706
Other current assets	624
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets	1,330
Oil and Natural Gas Properties:
Proved properties	7,512
Unproved properties	19,662
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	27,174
Other assets
Other property plant & equipment	42
Other assets	360
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets	402
Total asset value	$ 28,906